T. ROWE PRICE Emerging Europe Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CYPRUS 0.0%
Common Stocks 0.0%
Galaxy Cosmos Mezz  13,255 7
Total Cyprus (Cost $–) 7
GREECE 25.0%
Common Stocks 25.0%
Alpha Bank  357,887 1,713
Eurobank  980,254 4,791
JUMBO  55,754 1,653
LAMDA Development (1) 91,521 768
National Bank of Greece  488,363 8,622
Total Greece (Cost $7,731) 17,547
HUNGARY 17.8%
Common Stocks 17.8%
OTP Bank  87,492 11,009
Richter Gedeon  38,795 1,298
Wizz Air Holdings (GBP) (1)(2) 8,390 163
Total Hungary (Cost $3,256) 12,470
KAZAKHSTAN 7.4%
Common Stocks 7.4%
Halyk Savings Bank of Kazakhstan, GDR (USD)  117,146 3,767
Kaspi.KZ, ADR (USD) (1)(2) 19,289 1,469
Kazakhstan Kagazy (USD) (1)(3) 3,273,950 —
Total Kazakhstan (Cost $19,949) 5,236
NETHERLANDS 5.9%
Common Stocks 5.9%
Nebius Group (USD) (1) 48,678 4,147
Total Netherlands (Cost $3,423) 4,147

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
POLAND 13.4%
Common Stocks 13.4%
Allegro.eu (1) 87,432 718
Bank Polska Kasa Opieki  21,162 1,287
InPost (EUR) (1)(2) 109,863 1,722
Powszechna Kasa Oszczednosci Bank Polski  111,065 2,889
Powszechny Zaklad Ubezpieczen  143,308 2,820
Total Poland (Cost $5,780) 9,436
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom (1)(3) 3,658,844 —
GMK Norilskiy Nickel (1)(3) 2,174,150 —
LUKOIL (1)(3) 170,476 —
Magnit (1)(3) 32,681 —
Moscow Exchange (1)(3) 207,430 —
Novatek (1)(3) 230,520 —
Rosneft Oil (1)(3) 607,203 —
Sberbank of Russia (1)(3) 10,373,360 —
Segezha Group (1)(3) 11,000,000 —
Surgutneftegas (1)(3) 2,584,700 —
Total Russia (Cost $52,409) —
TÜRKIYE 23.8%
Common Stocks 23.8%
Akbank  1,253,543 2,681
BIM Birlesik Magazalar  212,710 3,246
Haci Omer Sabanci Holding  1,065,636 2,682
KOC Holding  423,726 2,027
Migros Ticaret  23,455 344
TAV Havalimanlari Holding (1) 231,312 1,852
Turk Hava Yollari AO  145,570 1,018
Turkcell Iletisim Hizmetleri  603,264 1,626
Türkiye Petrol Rafinerileri  214,752 1,210
Total Türkiye (Cost $13,795) 16,686

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 4.6%
Common Stocks 4.6%
Baltic Classifieds Group  91,498 256
Central Asia Metals  103,390 316
Georgia Capital (1) 57,189 2,644
Total United Kingdom (Cost $829) 3,216
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 3.76% (4)(5) 1,456,704 1,457
Total Short-Term Investments (Cost $1,457) 1,457
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 3.74% (4)(5) 957,718 958
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 958
Total Securities Lending Collateral (Cost $958) 958
Total Investments in Securities  101.4%
(Cost $109,587) $ 71,160
Other Assets Less Liabilities (1.4)% (1,002)
Net Assets 100.0% $ 70,158
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Emerging Europe Fund

.
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GBP British Pound
GDR Global Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Europe Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 21++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 5,797  ¤  ¤ $ 1,457
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 958
Total $ 2,415^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,415.

T. ROWE PRICE Emerging Europe Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Europe Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Europe Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Europe Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Europe Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
In February 2022, Russia launched a large-scale military invasion of Ukraine, leading to broad economic sanctions imposed by North American Treaty
Organization (NATO) allies on Russia that, among other things, freeze the assets of certain of its citizens, and corporate entities and prohibit certain activities with specified sectors of the Russian economy, including the exclusion of Russia from the SWIFT global payments network. As a result, the Russian central bank suspended the sales of Russian securities by most non-residents of Russia on its local stock exchange. In addition, U.S. and non-U.S. exchanges
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,616 $ 63,129 $ — $ 68,745
Short-Term Investments 1,457 — — 1,457
Securities Lending Collateral 958 — — 958
Total $ 8,031 $ 63,129 $ — $ 71,160

T. ROWE PRICE Emerging Europe Fund

have halted trading in certain ADRs and GDRs of Russian companies.
Consequently, the Russian equity market has become largely uninvestable for foreign investors, such as the fund, and it is uncertain when these restrictions on trading or transferring Russian securities will be reduced or eliminated.
Prior to the market events described above, the fund had a significant amount of its assets invested in Russian securities. As a result of the market events described above, the Russian securities that continue to be held in the fund’s portfolio that cannot be sold have been valued effectively at zero. In addition, the fund holds an investment, Sberbank of Russia, that is included on the U.S.
Specially Designated Nationals and Blocked Persons (SDN) list. T. Rowe Price, as a U.S. company, is required to block the property and interests in property of any company on the SDN list that is in its possession or control and to report the blocking to the U.S. Department of Treasury’s Office of Foreign Assets
Control. The duration of the conflict and the impact of additional sanctions is uncertain.
F131-054Q1 01/26